Disaggregated Revenues - Schedule of Revenue Information Based on the Locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 23,708,371	$ 371,666
HK SAR [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	209,630	3,081
US [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	22,832,236
China [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total		8,370
Cambodia [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	354,660	47,902
Thailand [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 311,845	$ 312,313